Ordinary shares, share premium, and other equity - Other shareholders equity (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Consolidated and separate financial statements [line items]
Beginning Balance		£ 71,365		£ 65,864		£ 65,958
Redemption		(1,339)		(1,587)		0
Ending Balance		66,016		71,365		65,864
Other equity interest [member]
Consolidated and separate financial statements [line items]
Beginning Balance		6,449	[1]	5,305	[1]	4,322
Redemption		0	[1]	0	[1]	0
Ending Balance	[1]	8,941		6,449		5,305
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Beginning Balance		70,955		66,019		66,045
Redemption		550		577		0
Ending Balance		65,734		70,955		66,019
Barclays Bank PLC [member] | Other equity interest [member]
Consolidated and separate financial statements [line items]
Beginning Balance		6,486		5,350	[2]	4,350	[2]
Redemption	[2]	0		0		0
Ending Balance		8,982	[2]	6,486		5,350	[2]
The Group [Member] | Other equity interest [member]
Consolidated and separate financial statements [line items]
Beginning Balance		271		485
Redemption		0		(214)
Ending Balance		271		271		485
The Bank [Member] | Other equity interest [member]
Consolidated and separate financial statements [line items]
Beginning Balance		335		549
Redemption		0		(214)
Ending Balance		£ 335		£ 335		£ 549

[1]	For further details refer to Note 31 .
[2]	For further details refer to Note l